PAGE 1
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C.  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          X
                                                                --

     Post-Effective Amendment No.   2   (File No. 333-00041)

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940                                                          X

     Amendment No.   3   (File No. 811-07475)

                         ACL VARIABLE ANNUITY ACCOUNT 1
-------------------------------------------------------------------
                           (Exact Name of Registrant)

                    American Centurion Life Assurance Company
-------------------------------------------------------------------
                               (Name of Depositor)

  20 Madison Avenue Extension, Albany, NY 12203
         (Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code (612) 671-3678

  Mary Ellyn Minenko, IDS Tower 10, Minneapolis, MN 55440-0010
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check approprate box)

_____immediately  upon filing  pursuant to paragraph (b) of Rule 485
 X   on May 1, 1997 pursuant to paragraph (b) of Rule 485
_____60  days after  filing  pursuant  to  paragraph  (a)(1) of Rule 485
_____on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:
_____this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Section 24-f of the Investment Company Act of 1940. Registrant's Rule 24f- 2 Notice for its most recent fiscal year was filed on or about Feb.
14, 1997.

PAGE 2
                              CROSS REFERENCE SHEET

Cross reference sheet showing location in the prospectus and Statement of Additional Information of the information called for by the items enumerated in Part A and B of Form N-4.

Negative answers omitted from prospectus and Statement of Additional Information are so indicated.

          PART A                                 PART B

                                                        Section in
                  Section                               Statement of
  Item No.        in Prospectus            Item No.     Additional Information

    1               Cover page               15           Cover page

    2               Key terms                16           Table of contents

    3(a)            Expense summary          17(a)        NA
     (b)            The Annuity in brief       (b)        NA
                                               (c)        About American Centurion Life*
    4(a)            Condensed financial
                    information              18(a)        NA
     (b)            Performance information    (b)        NA
     (c)            Financial statements       (c)        Independent auditors
                                               (d)        NA
    5(a)            Cover page; About          (e)        NA
                    American Centurion Life    (f)        NA
     (b)            The variable account
     (c)            The funds                19(a)        Distribution of the contracts*
     (d)            Cover page; The funds                 About American Centurion Life*
     (e)            Voting rights              (b)        NA
     (f)            NA
     (g)            NA                       20(a)        Principal underwriter
                                               (b)        Principal underwriter
    6(a)            Charges                    (c)        NA
     (b)            Charges                    (d)        NA
     (c)            Charges
     (d)            NA                       21(a)        Performance information
     (e)            The funds                  (b)        Performance information
     (f)            NA
                                             22           Calculating Annuity Payouts
    7(a)            Buying your annuity;
                    Benefits in case of      23(a)        Financial Statements
                    death;                     (b)        Financial Statements
                    The annuity payout
                    period
     (b)            The variable account;
                    Making the most of your
                    annuity
     (c)            The funds; Charges
     (d)            Cover page

    8(a)            The annuity payout period
     (b)            Buying the annuity
     (c)            The annuity payout period
     (d)            The annuity payout period
     (e)            The annuity payout period
     (f)            The annuity payout period

    9(a)            Benefits in case of death
     (b)            Benefits in case of death

   10(a)            Buying your annuity;
                    Valuing your investment
     (b)            Valuing your investment
     (c)            Buying your annuity; Valuing
                    your investment
     (d)            About American Centurion Life

PAGE 3
   11(a)            Surrendering your contract
     (b)            NA
     (c)            Surrendering your contract
     (d)            Buying your annuity
     (e)            The annuity in brief

   12(a)            Taxes
     (b)            Key terms
     (c)            NA

   13               NA

   14               Table of contents of the
                    Statement of Additional Information

*Designates section in the prospectus, which is hereby incorporated by reference in this Statement of Additional Information.

PAGE 4
Privileged Assets(R) Select Annuity


Prospectus/May 1, 1997


The Privileged Assets(R) Select Annuity is a flexible premium group deferred fixed/variable annuity.

The annuity is available for non-qualified and certain qualified retirement plans.

ACL Variable Annuity Account 1

Sold by:          American Centurion Life Assurance Company (American
                  Centurion Life).
Service Office:         20 Madison Avenue Ext. Albany, NY 12203
Telephone:              (518) 452-4150

This Prospectus contains the information about the variable accounts that you should know before investing. Refer to "The variable accounts" in this prospectus.


The Prospectus is accompanied or preceded by the following prospectuses: IDS Life Investment Series, Inc., IDS Life Managed Fund, Inc., IDS Life Special Income Fund, Inc. and IDS Life Moneyshare Fund, Inc., INVESCO Variable
Investment Funds, Inc., Janus Aspen Series, American Century Variable Portfolios, Inc. and Warburg Pincus Trust. Please read these documents carefully and keep them for future reference.


These securities have not been approved or disapproved by the Securities and Exchange Commission, or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

American Centurion Life is not a financial institution, and the securities it offers are not deposits or obligations of, or guaranteed or endorsed by any financial institution nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.


A Statement of Additional Information (SAI) (incorporated by reference into this prospectus) has been filed with the Securities and Exchange Commission (SEC) and is available for reference, along with other related materials, on the SEC Internet web site (http://www.sec.gov). The SAI is available without charge by contacting American Centurion Life at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.


Participation in the annuity contract will be accounted for separately by the issuance of an annuity certificate showing your interest in the contract.

PAGE 5
Purchase payments may be allocated among different accounts, providing variable and/or fixed returns. Through the subaccounts of the variable account, you can invest in mutual funds that are managed to meet a variety of investment objectives. The certificate value will vary according to the investment performance of the funds you select. You bear the entire investment risk under the annuity.

The annuity offers tax-deferred asset accumulation. This may be particularly attractive to investors in high federal and state tax brackets who have made maximum contributions to employer-sponsored retirement programs and IRAs.

The annuity has no front-end sales charge, nor does it have a redemption or surrender charge.

The Privileged Assets Select Annuity is designed to allow you to build up funds for retirement. When you need to access your money, such as at retirement, you may do so in several ways including the following: you may take a monthly fixed annuity payout for the lifetime of the annuitant(s) you have designated, or you may take a lump-sum or a fixed amount per month on the principal and/or earnings on the annuity.

PAGE 6
                                    Contents


Key terms.....................................................
The Privileged Assets(R) Select Annuity in brief................
Expense summary...............................................
Financial statements..........................................
Performance information.......................................
The variable account..........................................
The funds.....................................................
     IDS Life Aggressive Growth Fund..........................
     IDS Life International Equity Fund.......................
     IDS Life Capital Resource Fund...........................
     IDS Life Managed Fund....................................
     IDS Life Special Income Fund.............................
     IDS Life Moneyshare Fund.................................
     INVESCO VIF-Industrial Income Portfolio..................
     Janus Aspen Series Worldwide Growth Portfolio............
     Janus Aspen Series Growth Portfolio......................
     American Century VP Capital Appreciation.................
     American Century VP Value................................
     Warburg Pincus Trust-Post-Venture Capital Portfolio......
The fixed account.............................................
Buying your annuity...........................................
     Setting the annuity start date...........................
     Beneficiary..............................................
     Minimum purchase payments................................
     Three ways to make purchase payments.....................
Charges.......................................................
     Administrative charge....................................
     Mortality and expense risk fee...........................
     Other information on charges.............................
Valuing your investment.......................................
     Number of units..........................................
     Accumulation unit value..................................
     Net investment factor....................................
     Factors that affect variable subaccount
        accumulation units....................................
Making the most of your annuity...............................
     Automated dollar-cost averaging..........................
     Transferring money between accounts......................
     Transfer policies........................................
     Two ways to request a transfer or a surrender............
Surrendering your annuity.....................................
     Surrender policies.......................................
     Receiving payment when you request a surrender...........
Changing ownership............................................
Benefits in case of death.....................................
The annuity payout period.....................................
     Annuity payout plans.....................................
     Death after annuity payouts begin........................
Taxes.........................................................
Voting rights.................................................
Substitution of investments...................................
Distribution of the annuities.................................
About American Centurion Life.................................

PAGE 7
Regular and special reports...................................
Table of contents of the Statement of Additional
   Information................................................

PAGE 8
Key terms

These terms can help you understand details about your annuity.

American Centurion Life - In this prospectus, "we," "us," "our" and "American Centurion Life" refer to American Centurion Life Assurance Company.

Annuity - A contract or the related certificate you receive that shows your coverage under the contract, purchased from an insurance company that offers tax-deferred growth of the investment until earnings are withdrawn, and that can be tailored to meet the specific needs of the individual during retirement.

Accumulation unit - A measure of the value of each variable subaccount before annuity payouts begin.

Annuitant - The person on whose life or life expectancy the payouts are based.

Annuity payout - An amount paid at regular intervals under one of several plans available to the owner and/or any other payee. This amount is paid on a fixed basis.

Annuity start date - The date when annuity payouts are scheduled to begin. This date is established when you start your annuity. As your financial goals change, you may change the annuity start date.

Beneficiary - The person designated to receive annuity benefits in case of the owner's or annuitant's death.

Certificate value - The total purchase payments, plus investment return, less any administrative charges and prior withdrawals.

Certificate year - A period of 12 months, starting on the effective date of the certificate and on each anniversary of the effective date.

Close of business - When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Code - Internal Revenue Code of 1986, as amended.

Fixed account - An account to which you may allocate purchase payments. Amounts allocated to this account earn interest at rates that are declared periodically by American Centurion Life.

Mutual funds (funds) - Mutual funds or portfolios, each with a different investment objective. (See "The funds.") You may allocate your purchase payments into variable subaccounts investing in shares of any or all of these funds.

Owner (you, your) - The person who controls the annuity (decides on investment allocation, transfers, payout options, etc.).

Purchase payments - Payments made to American Centurion Life for an annuity.

PAGE 9
Qualified annuity - An annuity purchased for a retirement plan that is subject to applicable federal law and any rules of the plan itself. These plans include:

o Individual Retirement Annuities (IRAs), including rollovers from qualified plans
o  Simplified Employee Pension (SEP) Plans

All other annuities we currently issue are considered nonqualified annuities.

Surrender value - The amount you are entitled to receive if you surrender your annuity. It is the certificate value. No surrender charge will apply.

Valuation date - Any normal business day, Monday through Friday, that the NYSE is open. The value of each variable subaccount is calculated at the close of business on each valuation date.

Variable account - An account consisting of separate subaccounts to which you may allocate purchase payments; each invests in shares of one mutual fund. (See "The variable account.") The value of your investment in each variable subaccount changes with the performance of the particular fund.

The Privileged Assets(R) Select Annuity in brief

Purpose: The Privileged Assets(R) Select Annuity is designed to allow you to build up funds for retirement. You do this by making one or more investments (purchase payments) that may earn returns that increase the value of the annuity. Beginning at a specified future date (the annuity start date), the annuity provides lifetime or other forms of annuity payouts to you or to anyone you designate.

Accounts: You may allocate your purchase payments among any or all of:

o variable subaccounts, each of which invests in a mutual fund with a particular investment objective. The value of each variable subaccount varies with the performance of the particular fund. Therefore, the certificate value at the annuity start date may be more or less than the total of purchase payments allocated to the variable subaccounts. (p.)

o    a  fixed  account,   which  earns  interest  at  rates  that  are  declared
     periodically by American Centurion Life. The guaranteed minimum interest rate is 3%. (p.)

Buying the annuity: You can purchase an annuity by submitting a complete application. Applications are subject to acceptance at our service office. You may buy a nonqualified annuity or a qualified annuity. Payment may be made either in a lump sum with the option of additional payments in the future or installments:

o Minimum purchase payment - $2,000 ($1,000 for qualified certificates) unless you pay in installments by means of a bank authorization or under a group billing arrangement at a rate of $100/month or more or other payment plan acceptable to us.
o     Minimum additional payment - $100.
o Maximum first-year payment(s) - $500,000 to $1,000,000 depending on your age.
o     Maximum payment for each subsequent year - $50,000.  (p.)


Thirty-day free look: You may return your annuity for a full refund within 30 days after you receive it. The portion of your first purchase payment allocated to the variable account must be invested initially in the IDS Life Moneyshare subaccount for the period we estimate or calculate your free look right to be in existence (generally 35 days after the annuity issue date.)

If you choose not to keep your annuity, return it to us within the free look period. The annuity will be canceled and we will refund promptly the greater of
(1) your purchase payment without investment earnings, or (2) your certificate value plus any amount deducted from your payment prior to allocation to the variable account or the fixed account.

Transfers: Subject to certain restrictions you may re-allocate your money among accounts without charge at any time until annuity payouts begin. You may establish automated transfers among the fixed account and variable subaccount(s) and you may request a transfer by telephone. (p.)

Surrenders: You may surrender all or part of your certificate value at any time before the annuity start date. You also may establish systematic surrenders. There is no surrender charge. Earnings on amounts you surrender may be taxable (and include a 10% penalty if surrenders are made prior to your reaching age 59 1/2); and have other tax consequences; also, certain restrictions apply. (p.)

Changing ownership: You may change ownership of a nonqualified annuity by written instruction. However, such changes of nonqualified annuities may have federal income tax consequences. Certain restrictions apply concerning change of ownership of a qualified annuity. (p.)


Benefits in case of death: If you or the annuitant dies before annuity payouts begin, we will pay the beneficiary the greater of the certificate value or total purchase payments made less partial surrenders. (p.)


Annuity payouts: The certificate value of your investment can be applied to an annuity payout plan that begins on the annuity start date. You may choose from a variety of plans to make sure that payouts continue as long as they are needed. If you purchased a qualified annuity, the payout schedule must meet requirements of the qualified plan. Payouts will be made on a fixed basis. (p.)

Taxes: Generally, your annuity grows tax-deferred until you surrender it or begin to receive payouts. (Under certain

PAGE 11
circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will still be taxed on the income if you are the owner. (p.)

Charges: Your Privileged Assets Select Annuity is subject to a $30 annual administrative charge and a 1% mortality and expense risk charge against the variable subaccounts. (p.)

Expense summary

The purpose of this summary is to help you understand the various costs and expenses associated with the annuity.

Owner expenses*
Surrender charge                                 0%

Annual contract administrative charge $30 (If the total purchase payments (less partial surrenders) is at least $10,000, we will waive the charge.)

Separate account annual expenses
(as a percentage of average net assets)
Mortality and expense risk fee                   1%

Operating expenses of underlying mutual funds: management fees and other expenses deducted as a percentage of average net assets as follows:

                    IDS Life      IDS Life         IDS Life                IDS Life
                    Aggressive    International    Capital     IDS Life    Special     IDS Life
                    Growth        Equity           Resource    Managed     Income      Moneyshare

  Management fees    .60%           .82%             .60%        .59%       .59%         .50%

  Other expenses     .09            .16              .08         .07        .10          .06

  Total**            .69%           .98%             .68%        .66%       .69%         .56%

                    INVESCO VIF     Janus Aspen                          American      American   Warburg Pincus
                    Industrial      Series Worldwide    Janus Aspen      Century       Century    Trust-Post-Venture
                    Income          Growth              Series Growth    VP Capital    VP Value   Capital
                    (After expense  (After expense      (After expense   Appreciation             (After fee limitation)
                    reimbursement)  reimbursement)      reimbursement)

Management fees      .75%              .66%                 .65%         1.00%         1.00%       .64%

Other expenses       .20               .14                  .04            --            --        .76

Total                .95***+++         .80%***              .69%***      1.00%++       1.00%++    1.40%+

* Premium taxes imposed by some state and local governments are not reflected in this table.
American  Centurion Life has entered into certain  agreements  under which it is compensated by the funds' advisors and/or  distributors  for the  administrative services it provides to the funds.
** Annualized operating expenses of the underlying mutual funds at Dec. 31, 1996.
*** The figures given above are based on gross  expenses  before  expense offset arrangements,  if any,  during  1996,  for these  funds.  As of the date of this prospectus,  certain fees are being waived or expenses are being  assumed by the
respective   investment  managers  or  service  providers  for  certain  of  the underlying mutual funds, in each case on a voluntary basis. Without such waivers or  reimbursements,  the  "Management  fees," "Other  expenses" and "Total" that would have been incurred for the last completed fiscal year would be: .75%, 0.44 and 1.19%,  respectively,  for the INVESCO VIF -  Industrial  Income  Portfolio;
 .77%, .14 and .91%,  respectively,  for Janus Aspen Series  Worldwide Growth and
 .79%,  .44 and 1.19%,  respectively,  for Janus  Aspen  Series  Growth.  See the
Portfolios'   prospectuses   for  a   discussion   of  fee  waiver  and  expense
reimbursements.  + Operating  expenses of the underlying funds at Dec. 31, 1996.
++  Absent  the  waiver  of  fees  by the  Portfolio's  investment  adviser  and co-administrator,  Management Fees would equal 1.25%; Other Expenses would equal
0.82%; and Total Portfolio  Operating Expenses would equal 2.07%. Other Expenses for the  Portfolio is based on  annualized  estimates of expenses for the fiscal year ending Dec. 31, 1997 net of any fee waivers or expense reimbursements.  The investment  adviser has  undertaken  to limit the  Portfolio's  Total  Portfolio
Operating Expenses to 1.40% through Dec. 31, 1997.

PAGE 12
+++ It should be noted that the Fund's actual total operating expenses were lower than the figures shown because the Fund's custodian fees were reduced under an expense offset arrangement. However, as a result of an SEC requirement for mutual funds to state their total operating expenses without crediting any such expenses offset arrangements, the figures shown above do not reflect these reductions. In comparing expenses for different years, please note the Ratios of Expenses to Average Net Assets shown under "Financial Highlights", in the Fund's prospectus, do relect any reductions prior to the fiscal year ended Dec. 31, 1996.

Example:* You would pay the following expenses on a $1,000 investment, assuming 5% annual return and surrender, no surrender or selection of an annuity payout plan at the end of each time period:

            IDS Life      IDS Life         IDS Life                IDS Life
            Aggressive    International    Capital     IDS Life    Special     IDS Life
            Growth        Equity           Resource    Managed     Income      Moneyshare

 1 year     $ 20.25       $ 23.23          $ 20.15     $ 19.95     $ 20.25     $ 18.82

 3 years      62.59         71.56            62.28       61.66       62.59       58.55

 5 years     107.48        122.52           106.95      105.91      107.48      100.67

10 years     231.92        262.34           230.85      228.72      231.92      217.99

            INVESCO VIF    Janus Aspen                          American       American    Warburg Pincus
            Industrial     Series Worldwide    Janus Aspen      Century VP     Century     Trust-Post-Venture
            Income         Growth              Series Growth    Capital        VP Value    Capital
                                                                Appreciation

 1 year     $ 22.92        $ 21.38             $ 20.25          $ 23.43        $ 23.43     $ 27.53

 3 years      70.64          66.00               62.59            72.18          72.18       84.47

 5 years     120.97         113.20              107.48           123.55         123.55      144.00

10 years     259.24         243.56              231.92           264.41         264.41      304.92

This example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

* In this example, the $30 annual administrative charge is approximated as a .286% charge based on our estimated average annuity size.

Financial statements


The SAI dated May 1, 1997, contains:


The audited financial statements of American Centurion Life including:

   -  balance sheets as of Dec. 31, 1996 and Dec. 31, 1995
   - related statements of income and cash flows for the years ended Dec. 31, 1996 and 1995

The SAI does not include financial statements of the variable account because this is a new account that did not have any activity in 1996.

Performance information

Performance information for the variable subaccounts may appear from time to time in advertisements or sales literature. In all cases, such information reflects the performance of a hypothetical

PAGE 13
investment in a particular account during a particular time period. Calculations are performed as follows:

Simple yield - IDS Life Moneyshare Subaccount: Income over a given seven-day period (not counting any change in the capital value of the investment) is annualized (multiplied by 52) by assuming that the same income is received for 52 weeks. This annual income is then stated as an annual percentage return on the investment.

Compound yield - IDS Life Moneyshare Subaccount: Calculated like simple yield, except that, when annualized, the income is assumed to be reinvested. Compounding of reinvested returns increases the yield as compared to a simple yield.

Yield - For accounts investing in income funds: Net investment income (income less expenses) per accumulation unit during a given 30-day period is divided by the value of the unit on the last day of the period. The result is converted to an annual percentage.

Average annual total return: Expressed as an average annual compounded rate of return of a hypothetical investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old). This figure reflects deduction of all applicable charges, including the administrative charge, and mortality and expense risk fee.

Aggregate total return: Represents the cumulative change in the value of an investment for a specified period of time (reflecting change in a subaccount's accumulation unit value). The calculation assumes reinvestment of investment earnings and reflects the deduction of all applicable charges, including the administrative charge and mortality and expense risk fee. Aggregate total return may be shown by means of schedules, charts or graphs.

Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the given time period. Such information is not intended to indicate future performance. Because advertised yields and total return figures include all charges attributable to the annuity, which has the effect of decreasing advertised performance, subaccount performance should not be compared to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine yield and total return for the subaccounts.)

If you would like additional information about actual performance, contact American Centurion Life at telephone number on cover page.

The variable account

Purchase payments can be allocated to any or all of the subaccounts of the variable account that invest in shares of the following funds:

PAGE 14
                                                    Subaccount


IDS Life Aggressive Growth Fund                        DAG
IDS Life International Equity Fund                     DIE
IDS Life Capital Resource Fund                         DCR
IDS Life Managed Fund                                  DMG
IDS Life Special Income Fund                           DSI
IDS Life Moneyshare Fund                               DMS
INVESCO VIF - Industrial Income Portfolio              DII
Janus Aspen Series Worldwide Growth Portfolio          DWG
Janus Aspen Series Growth Portfolio                    DSG
American Century VP Capital Appreciation               DGR
American Century VP Value                              DVL
Warburg Pincus Trust-Post-Venture Capital Portfolio    DVC


The variable account meets the definition of a separate account under federal securities laws. Income, capital gains and capital losses of each subaccount are credited or charged to that account alone. No subaccount will be charged with liabilities of any other variable account or of our general business. The obligations arising under the annuities are general obligations of American Centurion Life.

The variable account was established under New York law and is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC.

The funds

IDS Life Aggressive Growth Fund
Objective: capital appreciation. Invests primarily in common stock of small- and medium-size companies.

IDS Life International Equity Fund
Objective: capital appreciation. Invests primarily in common stock of foreign issuers and foreign securities convertible into common stock.

IDS Life Capital Resource Fund
Objective: capital appreciation. Invests primarily in U.S. common stocks and other securities convertible into common stock, diversified over many different companies in a variety of industries.

IDS Life Managed Fund
Objective: maximum total investment return. Invests primarily in U.S. common stocks, securities convertible into common stock, warrants, fixed income securities (primarily high-quality corporate bonds) and money market instruments.

IDS Life Special Income Fund
Objective: to provide a high level of current income while conserving the value of the investment for the longest time period. Invests primarily in high-quality, lower-risk corporate bonds issued by many different companies in a variety of industries, and in government bonds.

PAGE 15
IDS Life Moneyshare Fund
Objective: maximum current income consistent with liquidity and conservation of capital. Invests in high-quality money market securities with remaining maturities of 13 months or less. The fund also will maintain a dollar-weighted average portfolio maturity not exceeding 90 days. The fund attempts to maintain a constant net asset value of $1 per share.


INVESCO VIF - Industrial Income Portfolio
Objective: to seek the best possible current income while following sound investment practices with capital growth potential as a secondary consideration. The Fund normally invests at least 65% of the total assets in dividend-paying common stocks. Up to 10% of the Fund's total assets may be invested in equity securities that do not pay regular dividends.


Janus Aspen Series Worldwide Growth Portfolio
Objective: long-term growth of capital in a manner consistent with the preservation of capital. Invests primarily in common stocks of foreign and domestic issuers.

Janus Aspen Series Growth Portfolio
Objective: long-term growth of capital in a manner consistent with the preservation of capital. Invests primarily in common stocks, with an emphasis on companies with larger market capitalizations.


American Century VP Capital Appreciation
Objective:   capital  growth.  Invests  primarily  in  common  stocks  that  are considered by management to have better-than-average prospects for appreciation.

American Century VP Value
Objective: long-term capital growth, with income as a secondary objective. Invests primarily in securities that management believes to be undervalued at the time of purchase.


Warburg Pincus Trust-Post-Venture Capital Portfolio
Objective: long-term growth of capital. Invests primarily in equity securities of issuers in their post-venture capital stage of development.


More comprehensive information regarding each fund is contained in the funds' prospectuses. You should read the fund prospectuses and consider carefully, and on a continuing basis, which fund or combination of funds is best suited to your long-term investment needs. There is no assurance that the investment objectives of the funds will be attained nor is there any guarantee that the certificate value will equal or exceed the total purchase payments made. Some funds may involve more risk than others -- please monitor your investments accordingly.


All funds are available to serve as the underlying investment for variable annuities, and some funds are available to serve as the underlying investment for variable annuities and variable life insurance contracts and qualified plans. It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts, variable life insurance separate accounts and/or

PAGE 16
qualified plans to invest in the available funds simultaneously. Although American Centurion Life and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between such certificate owners and policy owners and qualified plans to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that separate funds should be established for variable life insurance, variable annuity and qualified separate accounts, the variable annuity certificate holders would not bear any expenses associated with establishing separate funds.

The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each mutual fund intends to comply with these requirements.

The U.S. Treasury and the IRS have indicated that they may provide additional guidance concerning how many variable subaccounts may be offered and how many exchanges among variable subaccounts may be allowed before the owner is considered to have investment control, and thus is currently taxed on income earned within variable subaccount assets. We do not know at this time what the additional guidance will be or when action will be taken. We reserve the right to modify the annuity, as necessary, to ensure that the owner will not be subject to current taxation as the owner of the variable subaccount assets.

We intend to comply with all federal tax laws to ensure that the annuity continues to qualify as an annuity for federal income tax purposes. To the extent permitted under applicable law, we reserve the right to modify the contract as necessary to comply with any new tax laws.

IDS Life is the investment  manager and American Express  Financial  Corporation
(AEFC) is the investment advisor for each of the IDS Life Funds. IDS International, Inc., a wholly owned subsidiary of AEFC, is the sub-investment advisor for IDS Life International Equity Fund. INVESCO Funds Group, Inc. is the investment advisor and INVESCO Trust Company is the sub-adviser for the INVESCO VIF - Industrial Income Portfolio. Janus Capital Corporation is the investment manager for Janus Aspen Series Worldwide Growth Portfolio and Janus Aspen Series Growth Portfolio. American Century Investment Management, Inc. serves as the investment manager of American Century Variable Portfolios, Inc. Warburg, Pincus Counsellors, Inc. is the investment adviser of Warburg Pincus Trust-Post-Venture Capital Portfolio.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the prospectuses for the funds for complete information on investment risks, deductions, expenses and other facts you should know before investing. They are available by contacting American Centurion Life at the address or telephone number on the front of this prospectus.

PAGE 17
The fixed account


Purchase payments may also be allocated to the fixed account. The cash value of the fixed account increases as interest is credited to the account. Purchase payments and transfers to the fixed account become part of the general account of American Centurion Life, the company's main portfolio of investments. Interest is credited daily and compounded annually. We guarantee a minimum interest rate of 3%. We may declare interest rates above the guaranteed rate from time to time.


Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 (1933 Act), nor is the fixed account registered as an investment company under the 1940 Act. Accordingly, neither the fixed account nor any interests in it are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus that relate to the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Buying the annuity


Our representative can help you prepare and submit your application. Alternatively, you may ask us for the forms and prepare them yourself. As an owner, you have all rights and may receive all benefits under the annuity. The annuity can be owned in joint tenancy only in spousal situations (but not IRAs or SEPs). Please remember that investment performance, expenses and deductions of certain charges affect accumulation unit value.


When you apply, you can select:
o     the account(s) in which you want to invest;
o     how you want to make purchase payments;
o the date you want to start receiving annuity payouts (the annuity start date); and
o     a beneficiary.


If your application is complete, we will process it and apply your purchase payment to your account(s) within two business days after we receive it at our service office. If your application is accepted, we will send you an annuity. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to an existing annuity to your account(s) at the next close of business after we receive and accept your payments at our service office.


Setting the annuity start date

Annuity payouts will be scheduled to begin on the annuity start date. This date can be aligned with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You can also change the

PAGE 18
date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities, the annuity start date must be:

o no earlier than the 60th day after the annuity's effective date; and
o     no later than the annuitant's 85th birthday.

For qualified annuities, to avoid IRS penalty taxes, the annuity start date generally must be:


o     on or after the date the annuitant reaches age 59 1/2; and
o for qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires; except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2.


If you are taking the minimum IRA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this annuity, annuity payouts can start as late as, but not later than, the annuitant's 85th birthday.

Beneficiary

If death benefits become payable before the annuity start date, your named beneficiary will receive all or part of the certificate value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in case of death" for more about beneficiaries.)

Minimum purchase payments

If single payment:
Nonqualified:      $2,000
Qualified:         $1,000

If installment payments:

$100 monthly; $50.00 biweekly

Installments must total at least $1,000 in the first year.*

*If you make no purchase payments for the most recent 36 months, and your previous payments total $1,000 or less, we have the right to give you 30 days' written notice and pay you the total value of your annuity in a lump sum.

Minimum additional purchase payment(s):  $100

Maximum first-year payment(s):

This maximum is based on your age or age of the annuitant (whomever is older) on the effective date of the annuity.

Up to age 75           $1 million
76 to 85               $500,000

Maximum payment for each subsequent year:       $50,000**

**These limits apply in total to all American Centurion Life annuities you own. We reserve the right to increase maximum limits or reduce age limits. For qualified annuities the qualified plan's or the Code's limits on annual contributions also apply.

Three ways to make purchase payments

1    By letter

Send your check along with your name and account number to:

Regular mail:

American Centurion Life Assurance Company
Box 5144
Albany, NY 12205

Express mail:

American Centurion Life Assurance Company
20 Madison Avenue Ext.
Albany, NY 12203

2    By scheduled payment plan

Through:

o     a bank authorization.

3    Other

o     wire transfer; or
o     other method acceptable to us.

Charges

Administrative charge
This charge is for establishing and maintaining your records. On each annuity anniversary we will deduct $30 from the certificate value. The deduction will be allocated among the subaccounts on a pro-rata basis.

This charge will be waived for any certificate year where the total purchase payments (less partial surrenders) on the current annuity anniversary is $10,000 or more, or if, during the certificate year, a death benefit is payable or the annuity is surrendered in full. This charge does not apply after annuity payouts begin.

We do not expect to profit from the administrative charge. We reserve the right to impose the charge on all annuities, including those with purchase payments equal to or greater than $10,000.

PAGE 20
Mortality and expense risk fee
This fee is to cover the mortality risk and expense risk and is applied daily to the variable subaccounts and reflected in the unit values of the accounts. Annually it totals 1% of their average daily net assets. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract and certificates, no matter how long a specific annuitant lives and no matter how long the entire group of American Centurion Life annuitants live. If, as a group, American Centurion Life annuitants outlive the life expectancy we have assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, American Centurion Life annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because the administrative charge may not cover our expenses. Any deficit would have to be made up from our general assets. We could profit from the expense risk fee if the annual administrative charge is more than sufficient to meet expenses.


We may use any profits realized from the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.


Other information on charges
There is no surrender charge if you take a total or a partial surrender from your annuity.

In some cases lower sales and administrative expenses may be incurred. In such cases, we may be able to reduce or eliminate the administrative charge. However, we expect this to occur infrequently.

Valuing your investment

Here is how your accounts are valued:

Fixed account: The amounts allocated to the fixed account are valued directly in dollars and equal the sum of your purchase payments plus interest earned, less any amounts surrendered or transferred.

Variable subaccounts: Amounts allocated to the variable subaccounts are converted into accumulation units. Each time you make a purchase payment or transfer amounts into one of the variable subaccounts, a certain number of accumulation units are credited to your annuity for that account. Conversely, each time you take a partial surrender, transfer amounts out of a variable subaccount or are assessed an administrative charge, a certain number of accumulation units are subtracted from your annuity.

PAGE 21
The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the underlying fund.

The dollar value of each accumulation unit can rise or fall daily depending on the performance of the underlying mutual fund and on certain fund expenses. Here is how unit values are calculated:

Number of units
To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

Accumulation unit value
The current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.

Net investment factor
o Determined each business day by adding the underlying mutual fund's current net asset value per share plus per-share amount of any current dividend or capital gain distribution; then
o     dividing that sum by the previous net asset value per share;
      and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the underlying mutual fund may fluctuate, the accumulation unit value may increase or decrease. You bear this investment risk in a variable subaccount.

Factors that affect variable subaccount accumulation units Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o additional purchase payments allocated to the variable subaccounts;
o     transfers into or out of the variable subaccount(s);
o     partial surrenders; and/or
o     administrative charges.

Accumulation unit values may fluctuate due to:

o changes in underlying mutual fund(s) net asset value;
o dividends  distributed to the variable  subaccount(s);
o capital gains or losses of underlying  mutual funds;
o mutual fund  operating  expenses;  and/or
o mortality and expense risk fees.

Making the most of your annuity

Automated dollar-cost averaging
You can use automated transfers to take advantage of dollar-cost

PAGE 22
averaging (investing a fixed amount at regular intervals). For example, you might have a set amount transferred monthly from a relatively conservative variable subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market value(s) of the underlying mutual fund(s). Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. Contact our service office for more information.

                             How dollar-cost averaging works

                               Month       Amount       Accumulation   Number of units
                                          invested       unit value      purchased

By investing an                Jan         $100             $20            5.00
equal number of
dollars each month....         Feb          100              16            6.25

                               March        100               9           11.11

you automatically              April        100               5           20.00
buy more units
when the per unit              May          100               7           14.29
market price is low....
                               June         100              10           10.00

                               July         100              15            6.67

and fewer units                Aug          100              20            5.00
when the per unit
market price is                Sept         100              17            5.88
high.
                               Oct          100              12            8.33

You have paid an average price of only $10.81 per unit over the 10 months, while the average market price actually was $13.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar cost averaging can be an effective way to help meet your long-term goals.


Transferring money between accounts
You may transfer money from any one subaccount or the fixed account to another at any time before annuity payouts begin. If we receive your request before the close of business, we will process it that day. Requests received after the close of business will be processed the next business day. Before making a transfer, you should consider the risks involved in switching investments. We may suspend or modify transfer privileges at any time.

Transfer policies

o You may transfer certificate values at any time between the variable subaccounts, from the variable subaccount(s) to the fixed account or from the fixed account to the variable subaccount(s).

PAGE 23
o     The amount being transferred to any one account must be at least $100.

o If you make more than 12 transfers in a certificate year, we will charge $25 for each transfer in excess of 12.

o Excessive trading activity can disrupt mutual fund management strategy and increase expenses, which are borne by all annuity owners participating in the mutual fund regardless of their transfer activity. Therefore, we reserve the right to limit the number of transfers permitted, but not to fewer than twelve per certificate year.

Two ways to request a transfer or a surrender

1    By letter

Send  your  name,   contract   number,   Social   Security  Number  or  Taxpayer
Identification Number and signed request for a transfer or surrender to:

Regular mail:
American Centurion Life Assurance Company
Box 5144
Albany, NY 12205

Express mail:
American Centurion Life Assurance Company
20 Madison Avenue Ext.
Albany, NY 12203

Minimum amount
Mail transfers:        $100 or entire account balance
Mail surrenders:       $100 or entire account balance

Maximum amount
Mail transfers:        None (up to certificate value)
Mail surrenders:       None (up to certificate value)

2    By automated transfers and automated partial surrenders

o You can set up automated transfers among your accounts or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to American Centurion Life. You must allow 30 days for American Centurion Life to change any instructions that are currently in place.

o Automated transfers and automated partial surrenders are subject to all of the annuity provisions and terms, including transfer of certificate values between accounts. Automated surrenders may be restricted by applicable law under some annuities.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

PAGE 24
Minimum amount
Automated transfers or surrenders:  $100

Maximum amount
Automated transfers or surrenders:  None

Surrendering your annuity

As owner, you may surrender all or part of your annuity at any time before annuity payouts begin by sending a written request to American Centurion Life. For total surrenders we will compute the certificate value at the close of business after we receive your request. We may ask you to return the annuity. You may have to pay IRS taxes and penalties. (See "Taxes.") No surrenders may be made after annuity payouts begin.

Surrender policies
If you have a balance in more than one account and request a partial surrender, we will surrender money from all your accounts in the same proportion as your value in each account correlates to your total certificate value, unless you request otherwise.

Receiving payment when you request a surrender

By regular or express mail:

o  Payable to owner.

o Normally mailed to address of record within seven days after receiving your request. However, we may postpone the payment if:
    - the surrender amount includes a purchase payment check that has not cleared;
    - the NYSE is closed, except for normal holiday and weekend closings;
    - trading on the NYSE is restricted, according to SEC rules;
    - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
    - the SEC permits us to delay payment for the protection of security holders.


NOTE:  You will be charged a fee if you request express mail delivery.


Changing ownership

You may change ownership of your non-qualified annuity at any time by filing a change of ownership with us at our service office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request believed to be authentic and will use reasonable procedures to confirm that it is. If these procedures are followed, we take no responsibility for the validity of the change.

If you have a nonqualified annuity, you may lose your tax advantages by transferring, assigning or pledging any part of it. (See "Taxes.")

PAGE 25
If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your annuity as collateral for a loan, or as security for the performance of an obligation or for any other purpose to any person except American Centurion Life. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of an annuity may be transferred to the annuitant.

Benefits in case of death

If you or the annuitant dies (or, for qualified annuities, if the annuitant dies) before annuity payouts begin, we will pay the beneficiary the greater of:

o the annuity value; or

o purchase payments, minus any partial surrenders.

If your spouse is sole beneficiary under a non-qualified annuity and you die before the annuity start date, your spouse may keep the annuity as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the annuity in force.


Under a qualified annuity if the annuitant dies before annuity payouts begin, and the spouse is the only beneficiary, the spouse may keep the annuity in force as owner until the date on which the spouse reaches age 70 1/2 or until the date on which the annuitant would have reached age 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.


Payouts: We will pay the beneficiary in a single sum unless you have given us other written instructions, or the beneficiary may receive payouts under any annuity payout plan available under this annuity if:


o the beneficiary asks us in writing within 60 days after we receive proof of death;
o payouts begin no later than one year after death or other date as permitted by the Code; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.


When paying the beneficiary, we will determine the certificate's value at the next close of business after our death claim requirements are fulfilled. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. (See "Taxes.")

The annuity payout period

As owner, you have the right to decide how and to whom annuity payouts will be made starting at the annuity start date. You may select one of the annuity payout plans outlined below, or we will mutually agree on other payout arrangements. The amount available

PAGE 26
for payouts under the plan you select is the certificate value on your annuity start date. Annuity payouts will be made on a fixed basis.

Amounts of payouts depend on:
o     the annuity payout plan you select;
o     the annuitant's age and, in most cases, sex; and
o     the annuity table in the annuity.

Annuity payout plans

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before certificate values are to be used to purchase the payout plan:

o Plan A - Life annuity - no refund: Monthly payouts are made until the annuitant's death. Payouts end with the last payout before the annuitant's death; no further payouts will be made. This means that if the annuitant dies after only one monthly payout has been made, no more payouts will be made.

o Plan B - Life annuity with five, 10 or 15 years certain: Monthly payouts are made for a guaranteed payout period of five, 10 or 15 years that the annuitant elects. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period has expired. The guaranteed payout period is calculated from the annuity start date. If the annuitant outlives the elected guaranteed payout period, payouts will continue until the annuitant's death.

o Plan C - Life annuity - installment refund: Monthly payouts are made until the annuitant's death, with our guarantee that payouts will continue for some period of time. Payouts will be made for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.


o Plan D - Joint and last survivor life annuity - no refund: Monthly payouts are made while both the annuitant and a joint annuitant are living. If either annuitant dies, monthly payouts continue at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


o Plan E - Payouts for a specified period: Monthly payouts are made for a specific payout period of 10 to 30 years chosen by the annuitant. Payouts will be made only for the number of years specified whether the annuitant is living or not. Depending on the time period selected, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

Restrictions for some qualified plans: If you purchased a qualified annuity, you must select a payout plan that provides for payouts:

o     over the life of the annuitant;

PAGE 27
o over the joint lives of the annuitant and a designated beneficiary;
o for a period not exceeding the life expectancy of the annuitant; or
o for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's annuity start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the certificate value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the certificate value to you in a lump sum.

Death after annuity payouts begin

If you or the annuitant dies after annuity payouts begin, any amount payable to the beneficiary will be provided in the annuity payout plan in effect.

Taxes


Generally, under current law, any increase in your certificate value is taxable to you only when you receive a payout or surrender. (However, see detailed discussion below.) Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. You will receive a 1099 tax information form for any year in which a taxable distribution was made according to our records.


Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts received after your investment in the annuity is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company to the same owner during a calendar year are to be taxed as a single, unified annuity when distributions are taken from any one of such annuities.

Annuity payouts under qualified annuities: Under a qualified annuity, the entire payout generally will be includable as ordinary income and subject to tax except to the extent that contributions were made with after-tax dollars. If you invested in your annuity with pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the annuity and will be taxed when paid to you.

Surrenders: If you surrender part or all of your annuity before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your annuity immediately before the surrender exceeds your investment. You also may have to pay a 10%

PAGE 28
IRS penalty for surrenders before reaching age 59 1/2. For qualified annuities, other penalties may apply if you surrender your annuity before your plan specifies that you can receive payouts.

Death benefits to beneficiaries: The death benefit under an annuity is not tax-exempt. Any amount received by the beneficiary that represents previously deferred income earnings within the annuity is taxable as ordinary income to the beneficiary in the year(s) he or she receives the payments.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the increase in value will be tax-deferred.

Penalties: If you receive amounts from your annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:
o     because of your death;
o     because you become disabled (as defined in the Code);
o if the distribution is part of a series of substantially equal periodic payments after separation from service, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
o     if it is allocable to an investment before Aug. 14, 1982
      (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you surrender your annuity before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the certificate value from an annuity, withholding may be imposed against the taxable income portion of the payment. Any withholding that is done represents a prepayment of your tax due for the year. You take credit for such amounts on the annual tax return that you file.

If the payment is part of an annuity payout plan, the amount of withholding generally is computed using payroll tables. You can provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or total surrender) withholding is computed using 10% of the taxable portion. Similar to above, as long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

The  state  also  imposes  withholding   requirements  similar  to  the  federal
withholding described above. If this should be the case, any payment from which federal withholding is deducted may also have state withholding deducted.


The withholding requirements may differ if payment is being made to a non-U.S. citizen or if the payment is being delivered outside the United States.


Transfer of ownership of a nonqualified annuity: If you make such a transfer without receiving adequate consideration, the transfer is considered a gift, and also may be considered a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the amount of deferred earnings at the time of the transfer will be taxed to the original owner, who also may be subject to a 10% IRS penalty as discussed earlier. In this case, the new owner's investment in the annuity will be the certificate value of at the time of the transfer.


Collateral assignment of a nonqualified certificate: If you collaterally assign or pledge your annuity, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

Important: Our discussion of federal tax laws is based upon our understanding of these laws as they are currently interpreted. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax adviser if you have any questions about taxation of your annuity.

Tax Qualification
This annuity is intended to qualify for federal income tax purposes as an annuity. To the extent permitted by applicable law, we will administer the provisions to be consistent with such qualification. We reserve the right to amend the annuity to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the annuity to any applicable changes in the tax qualification requirements. We will obtain any necessary regulatory approvals and send you a copy of any such amendments.

Voting rights

As an owner with investments in the variable account(s), you may vote on important mutual fund policies. We will vote fund shares according to your instructions.

The number of votes you have is determined by applying your percentage interest in each variable subaccount to the total number of votes allowed to the subaccount.

We calculate votes separately for each subaccount not more than 60 days before a shareholders' meeting. Notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled, will be sent.

PAGE 30
We will vote shares for which we have not received instructions in the same proportion as the votes for which we have received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we have received instructions.

Substitution of investments

If shares of any fund should not be available for purchase by the appropriate variable subaccount or if, in the judgment of American Centurion Life's Management, further investment in such shares is no longer appropriate in view of the purposes of the subaccount, investment in the subaccount may be discontinued or another registered open-end management investment company may be substituted for fund shares held in the subaccounts if American Centurion Life believes it would be in the best interest of persons having voting rights under the annuity. The variable account may be operated as a management company under the 1940 Act or it may be deregistered under this Act if the registration is no longer required. In the event of any such substitution or change, American Centurion Life, without the consent or approval of the owners, may amend the annuity and take whatever action is necessary and appropriate. However, no such substitution or change will be made without the necessary approval of the SEC and state insurance departments. American Centurion Life will notify owners of any substitution or change.

Distribution of the Annuities

The annuities will be distributed by American Express Service Corporation, the principal underwriter for the variable account.

About American Centurion Life


The Privileged Assets Select Annuity is issued by American Centurion Life. American Centurion Life is a wholly owned subsidiary of IDS Life Insurance
Company, which is a wholly owned subsidiary of AEFC. AEFC is a wholly owned subsidiary of the American Express Company. American Express Company is a financial services company principally engaged through subsidiaries (in addition to AEFC) in travel related services, investment services and international banking services.


American Centurion Life is a stock life insurance company organized in 1969 under the laws of the State of New York. Its service office is located at 20 Madison Avenue Ext., Albany, NY 12203. American Centurion Life is licensed in the state of New York where it conducts a conventional life insurance business.

American Express Service Corporation is the principal underwriter for the variable account. Its service office is located at 80 South 8th Street, Minneapolis, MN 55440-0010. American Express Service Corporation is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. American Express Service Corporation is a wholly owned subsidiary of American Express Travel Related Services Company which is a wholly owned subsidiary of American Express Company.

The AEFC family of companies also offers mutual funds, investment certificates and a broad range of financial management services.


Other subsidiaries provide investment management and related services for pension, profit-sharing, employee savings and endowment funds of businesses and institutions.

Regular and special reports

Services

To help you track and evaluate the performance of your annuity, American Centurion Life provides:

Quarterly  statements  showing  the  value of your  investment.  Annual  reports
containing   required   information  on  the   certificate  and  its  underlying
investments.

Table of contents of the Statement of Additional Information

Performance information............................
Calculating annuity payouts........................
Rating Agencies....................................
Principal underwriter..............................
Independent auditors...............................
Retirement planning................................
Prospectus.........................................
Financial statements -
      American Centurion Life Assurance Company

-------------------------------------------------------------------
Please check the appropriate box to receive a copy of the Statement of Additional Information for:

_____ Privileged Assets Select Annuity

_____ IDS Life Retirement Annuity Mutual Funds

_____ INVESCO Variable Investment Funds, Inc.


_____ Janus Aspen Series

_____ American Century Variable Portfolios, Inc.


_____ Warburg Pincus Trust-Post-Venture Capital Portfolio

Please return this request to:

American Centurion Life Assurance Company
20 Madison Avenue Ext.
Albany, NY 12203

Your name _______________________________________________________

Address _________________________________________________________

City ______________________  State ______________ Zip ___________

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                        PRIVILEGED ASSETS(R) SELECT ANNUITY

                         ACL VARIABLE ANNUITY ACCOUNT 1

                                   May 1, 1997


ACL Variable Annuity Account 1 is a separate account established and maintained by American Centurion Life Assurance Company
(American Centurion Life).


This Statement of Additional Information, dated May 1, 1997, is not a prospectus. It should be read together with the account's prospectus, dated May 1, 1997, which may be obtained by writing or calling American Centurion Life at the address or telephone number below.




American Centurion Life Assurance Company
20 Madison Avenue Ext.
Albany, NY 12203
Phone (518) 452-4150

PAGE 33
                                TABLE OF CONTENTS

Performance Information.......................................p. 3

Calculating Annuity Payouts...................................p. 5

Rating Agencies...............................................p. 6

Principal Underwriter.........................................p. 6

Independent Auditors..........................................p. 6

Retirement Planning...........................................p. 6

Prospectus....................................................p. 7

Financial Statements
          - American Centurion Life Assurance Company

PAGE 34
PERFORMANCE INFORMATION


The following performance figures are calculated on the basis of historical performance of the funds. The performance figures relating to these funds assume that the annuity was offered prior to November 18, 1996 which it was not. Before the subaccounts began investing in these funds, the figures show what the subaccount performance would have been if these subaccounts had existed during the illustrated periods. Once these subaccounts begin investing in these funds, actual values will be used for the calculations.


Calculation of yield for IDS Life Moneyshare Subaccount

Simple yield for the IDS Life Moneyshare  subaccount (DMS) will be based on the:
(a) change in the value of a hypothetical investment (exclusive of capital changes) at the beginning of a seven-day period for which yield is to be quoted;
(b) subtracting a pro rata share of subaccount expenses accrued over the seven-day period; (c) dividing the difference by the value of the subaccount at the beginning of the period to obtain the base period return; and (d) annualizing the results (i.e., multiplying the base period return by 365/7).
Calculation of compound yield begins with the same base period return used in the calculation of yield, which is then annualized to reflect compounding according to the following formula:

Compound Yield = [(return for seven-day period + 1) 365/7 ]-1


On Dec. 31, 1996, the account's annualized yield was 3.66% and its compound yield was 3.73%.


The rate of return, or yield, on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields. Investors must consider, when comparing an investment in subaccount DMS with fixed annuities, that fixed annuities often provide an agreed-to or guaranteed fixed yield for a stated period of time, whereas the variable subaccount's yield fluctuates. In comparing the yield of subaccount DMS to a money market fund, you should consider the different services that the annuity provides.

Calculation of yield for Subaccounts (Investing in income funds)

Quotations of yield will be based on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and will be computed by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                               YIELD = 2[(a-b + 1) 6 - 1]
                                          cd

PAGE 35
where:    a = dividends and investment income earned during the
              period.
          b = expenses accrued for the period (net of
              reimbursements).
          c = the  average  daily  number of  accumulation  units  outstanding during the period that were entitled to receive dividends.
          d = the maximum offering price per accumulation unit on the last day of the period.

Yield on the subaccount is earned from the increase in the net asset value of shares of the fund in which the subaccount invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized yield based on 30-Day period ended Dec. 31, 1996

Subaccount investing in:             Yield
IDS Life Special Income Fund         8.04%

Calculation of average annual total return

Quotations of average annual total return for a subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the annuity contract over a period of one, five and ten years (or, if less, up to the life of the subaccount), calculated according to the following formula:

                                     P(1+T)n = ERV

where:       P = a hypothetical initial payment of $1,000.
             T = average annual total return.
             n = number of years.
           ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year (or other) period at the end of the one, five, or ten year (or other) period (or fractional portion thereof).

The Securities and Exchange Commission requires that an assumption be made that the owner surrenders the entire annuity at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount) for which performance is required to be calculated.

             Average Annual Total Return Period Ended: Dec. 31, 1996

Average Annual Total Return with or without Surrender

                                                                                           Since
Subaccount investing in:                          1 Year      5 Years      10 Years      Inception
-----------------------

IDS LIFE
  Aggressive Growth Fund (1/92)*                  14.94%           -%            -%         10.92%
  Capital Resource Fund (10/81)                    6.68         7.21         12.27              -
  International Equity Fund (1/92)                 8.27            -             -           7.24
  Managed Fund (4/86)                             15.71         9.59         11.14              -
  Moneyshare Fund (10/81)                          3.79         2.77          4.39              -
  Special Income Fund (10/81)                      5.70         8.47          7.73              -






PAGE 36
INVESCO VIF
  Industrial Income Portfolio (8/94)              20.99            -             -           20.17
Janus Aspen Series
  Worldwide Growth Portfolio (9/93)               27.75            -             -           21.91
  Growth Portfolio (9/93)                         17.16            -             -           14.93
American Century
  VP Capital Appreciation (11/87)                 -5.61         4.88             -            9.52
  VP Value (5/96)                                  7.98            -             -           10.99
Warburg Pincus Trust
  Post-Venture Capital Portfolio (9/95)**             -            -             -           -3.69

  * inception dates of the funds are shown in parentheses.
 ** annualized.

Aggregate Total Return

Aggregate total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value) and is computed by the following formula:

                                     ERV - P
                                        P

where:       P = a hypothetical initial payment of $1,000.
           ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year (or other) period at the end of the one, five, or ten year (or other) period (or fractional portion thereof).

Subaccount total return figures reflect the deduction of the administrative charge and mortality and expense risk fee.


Performance of the subaccounts may be quoted or compared to rankings, yields, or returns as published or prepared by independent rating or statistical services or publishers or publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.


CALCULATING ANNUITY PAYOUTS

Your fixed annuity payout amounts are guaranteed. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the total value of your fixed account and the subaccounts at the annuity start date or the date you have selected to begin receiving your annuity payouts; then o using an annuity table we apply the value according to the annuity payout plan you select.

PAGE 37
o The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The table will be equal to or greater than the table in the annuity.

RATING AGENCIES

The following chart reflects the ratings given to American Centurion Life by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable subaccounts of the Privileged Assets Select Annuity.

This information relates only to the fixed account and reflects American Centurion Life's ability to make annuity payouts and to pay death benefits and other distributions from the annuity.

Rating agency             Rating

A.M. Best                   A+
                        (Superior)

Duff & Phelps              AAA

PRINCIPAL UNDERWRITER

The  principal   underwriter  for  the  accounts  is  American  Express  Service
Corporation which offers the variable contracts on a continuous basis.

INDEPENDENT AUDITORS


The financial statements of American Centurion Life Assurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 1996 and
1995, and for the years then ended, have been audited by Ernst & Young LLP, independent auditors as stated in their report appearing herein.


RETIREMENT PLANNING

You may have to save more for retirement because social security and employee savings plans are estimated to cover only 40% of your retirement savings. The remaining 60% must come from personal investments, savings and other income.* One way to help save for retirement is by purchasing a variable annuity. Variable annuity sales have almost tripled in the last 4 years to over $52 billion dollars.**

Sources:

* Social Security Administration
**LIMRA 1994 Individual Annuity Market Report

PAGE 38
PROSPECTUS


The prospectus dated May 1, 1997, is hereby incorporated in this Statement of Additional Information by reference.

American Centurion Life Financial Information

The financial statements shown below are those of the insurance company and not those of any other entity. They are included for the purpose of informing the investor as to the financial condition of the insurance company and its ability to carry out its obligations under its variable contracts.

                    AMERICAN CENTURION LIFE ASSURANCE COMPANY
                                 BALANCE SHEETS


                                                       Dec. 31,        Dec. 31,
 ASSETS                                                  1996            1995
 ------                                                ----------      -------
                                                              (thousands)
Investments  in fixed  maturities:
Held to maturity,  at  amortized  cost (Fair value:
1996, $19,958; 1995, $24,191)                           $ 19,579        $ 23,222
Available for sale, at fair value (Amortized cost:
1996, $134,631; 1995, $83,589)                           136,091          86,980
                                                        --------        --------
                                                         155,670         110,202

Cash and cash equivalents                                 13,856           2,531
Amounts recoverable from reinsurance                       2,728           3,402
Other accounts receivable                                     14              86
Accrued investment income                                  2,104           1,500
Deferred policy acquisition costs                          4,364           1,318
Deferred income taxes                                         --             144
Other assets                                                  41              44
                                                      ----------    ------------

Total assets                                            $178,777        $119,227
                                                         =======         =======
LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
Future policy benefits:
Fixed annuities                                         $139,362        $ 92,789
Traditional life insurance                                 1,883           3,579
Disability income insurance                                  225             225

Policy claims and other policyholders' funds                 691             263
Amounts due to broker                                      4,916              --
Deferred income taxes                                        592              --
Other liabilities                                             34           1,121
                                                        --------       ---------
Total liabilities                                        147,703          97,977

Stockholder's equity:
Capital stock, $10 par value per share;
100,000 shares authorized,
issued and outstanding                                     1,000           1,000
Additional paid-in capital                                16,600           6,600
Net unrealized gain on investments                           863           2,204
Retained earnings                                         12,611          11,446
                                                      ----------      ----------
Total stockholder's equity                                31,074          21,250
                                                      ----------      ----------

Total liabilities and stockholder's equity              $178,777        $119,227
                                                         =======         =======
Commitments and contingencies (note 6)

See accompanying notes.

                    AMERICAN CENTURION LIFE ASSURANCE COMPANY
                              STATEMENTS OF INCOME

                                                         Years ended Dec. 31,
                                                        1996              1995
                                                       ------            -----
                                                              (thousands)
Revenues:
Contractholder charges                                  $  306           $  299
Net investment income                                    8,851            7,734
Net realized gain (loss) on investments                    (57)             112
                                                       -------           ------

Total revenues                                           9,100            8,145
                                                        ------           ------

Benefits and expenses:
Interest credited on investment contracts                5,849            4,670
Amortization of deferred policy
acquisition costs                                           21              294
Other operating expenses                                 1,387              710
                                                        ------           ------

Total expenses                                           7,257            5,674
                                                        ------           ------


Income before income taxes                               1,843            2,471

Income taxes                                               678              885
                                                       -------          -------

Net income                                             $ 1,165          $ 1,586

                                                         =====            =====



See accompanying notes.

                    AMERICAN CENTURION LIFE ASSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                          Years ended Dec. 31,
                                                          1996            1995
                                                              (thousands)
Cash flows from operating activities:
Net income                                              $  1,165       $  1,586
Adjustments to reconcile net income to
net cash (used in) provided by
operating activities:
Change in reinsurance receivable                             674            166
Change in accounts receivable                                 72          1,059
Change in accrued investment income                         (604)          (270)
Change in deferred policy acquisition
costs, net                                                (3,177)           252
Change in liabilities for future policy
benefits for traditional life and
disability income insurance                               (1,696)            --
Change in other assets                                         3            (44)
Change in policy claims and other
policyholders' funds                                         428            (97)
Change in deferred income taxes                            1,457           (640)
Change in other liabilities                               (1,087)           386
Amortization of premium
(accretion of discount), net                                  56            101
Net realized (gain) loss on investments                       57           (112)
Other, net                                                    --            (75)
                                                      ----------     -----------
Net cash (used in) provided by
operating activities                                      (2,652)         2,312
                                                         -------      ---------

Cash flows from investing activities:
Fixed maturities held to maturity:
Purchases                                                     --         (1,980)
Maturities                                                 2,603          3,443
Sales                                                        477             --
Fixed maturities available for sale:
Purchases                                                (59,425)       (22,290)
Maturities                                                 7,261          4,819
Sales                                                      1,572            496
Change in due to broker                                    4,916         (1,446)
                                                       ---------     -----------
Net cash used in
investing activities                                     (42,596)       (16,958)
                                                        --------      ----------

Cash flows from financing activities:
Activity related to investment contracts:
Considerations received                                   55,594         20,876
Surrenders and other benefits                            (14,870)       (12,691)
Interest credited to account balances                      5,849          4,670
Capital contribution from parent                          10,000              -
                                                         -------  -------------
Net cash provided by
financing activities                                      56,573         12,855
                                                        --------      ---------

Net increase (decrease) in cash and
cash equivalents                                          11,325         (1,791)

Cash and cash equivalents at beginning of year             2,531          4,322
                                                       ---------       --------

Cash and cash equivalents at end of year              $   13,856     $    2,531
                                                         =======        =======
See accompanying notes.

                    AMERICAN CENTURION LIFE ASSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                  ($ thousands)

1.   Summary of significant accounting policies

     Nature of business

     American Centurion Life Assurance Company (the Company) issues business consisting primarily of single and installment premium annuity contracts sold to New York residents. The Company is licensed to transact insurance business in New York, Alabama and Delaware.

     Basis of presentation

     The Company is a wholly owned subsidiary of IDS Life Insurance Company (IDS
     Life),  which is a wholly owned  subsidiary of American  Express  Financial
     Corporation. American Express Financial Corporation is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (see Note 8).

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments

     Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are carried as a separate component of stockholder's equity, net of deferred taxes.

     Realized investment gain or loss is determined on an identified cost basis.

     Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

     When evidence  indicates a decline,  which is other than temporary,  in the
     underlying  value  or  earning  power  of  individual   investments,   such
     investments are written down to the fair value by a charge to income.

     Statements of cash flows

     The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

     Supplementary information to the statements of cash flows is summarized as follows:

                                                          1996              1995
                                                         -------           -----
     Cash paid during the year for:
       Income taxes                                       $257              $531

     Recognition of profits on fixed annuity contracts

     Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the retrospective deposit method. This method recognizes profits over the lives of the policies in proportion to the estimated gross profits expected to be realized.

     Deferred policy acquisition costs

     The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized as a percentage of the estimated gross profits expected to be realized on the policies.

     Liabilities for future policy benefits

     Liabilities for single premium deferred annuities and installment annuities are accumulation values. Liabilities for fixed annuities in a benefit status are based on the 1983a Table with interest at 6.25%.

     Federal income taxes

     The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between American Express Financial Corporation and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of American Express Financial Corporation and its subsidiaries that American Express Financial Corporation will reimburse subsidiaries for all tax benefits.

     Included in other liabilities at Dec. 31, 1996 and 1995 are ($185) and $758, respectively, (receivable from) payable to IDS Life for federal income taxes.

     Accounting changes

     The Financial Accounting Standards Board's (FASB) Statement of Financial Accounting Standards No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of," was effective Jan. 1, 1996. The new rule did not have a material impact on the Company's results of operations or financial condition.

2.   Investments

     Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

     Net realized (loss) gain on investments was ($57) and $112 for the years ended Dec. 31, 1996 and 1995, respectively, and was entirely due to sales of fixed maturities.

     Changes in net unrealized appreciation (depreciation) of investments for the years ended Dec. 31 are summarized as follows:

                                                           1996            1995
     Investments in fixed maturities:
       Held to maturity                                $  (590)           $6,587
       Available for sale                               (1,931)            2,283

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at Dec. 31, 1996 are as follows:

                                                                   Gross              Gross
                                                  Amortized      Unrealized        Unrealized          Fair
     Held to maturity                                 Cost         Gains             Losses            Value
     ----------------                             ---------      ---------          --------        --------
     Corporate bonds and obligations              $  17,995       $    421          $    154         $  18,262
     Mortgage-backed securities                       1,584            112                --             1,696
                                                 ----------       --------         ---------        ----------
                                                  $  19,579       $    533          $    154         $  19,958
                                                  =========       ========          ========         =========

     Available for sale
     U.S. Government agency obligations          $    2,095     $       --         $      32        $    2,063
     State and municipal obligations                  1,000             21                --             1,021
     Corporate bonds and obligations                 74,327          1,808               369            75,766
     Mortgage-backed securities                      57,209            638               606            57,241
                                                -----------       --------            ------       -----------
                                                   $134,631        $ 2,467           $ 1,007          $136,091
                                                   ========        =======           =======          ========

     The change in net unrealized gain on available for sale securities included as a separate component of stockholder's equity, net of deferred taxes, was $1,341 in 1996.

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at Dec. 31, 1995 are as follows:

                                                                   Gross              Gross
                                                  Amortized      Unrealized        Unrealized          Fair
     Held to maturity                                 Cost         Gains             Losses            Value
     ----------------                             ---------      ---------          --------        --------
     Corporate bonds and obligations              $  21,199       $    848           $    29        $   22,018
     Mortgage-backed securities                       2,023            150                --             2,173
                                                -----------      ---------         ---------      ------------
                                                  $  23,222       $    998           $    29        $   24,191
                                                  =========       ========           =======        ==========

     Available for sale
     U.S. Government agency obligations          $    2,104      $      31           $     2       $     2,133
     Corporate bonds and obligations                 42,174          2,623                 5            44,792
     Mortgage-backed securities                      39,311            944               200            40,055
                                                -----------       --------            ------       -----------
                                                  $  83,589        $ 3,598            $  207        $   86,980
                                                  =========        =======            ======        ==========

     The change in net unrealized gain on available for sale securities included as a separate component of stockholder's equity, net of deferred taxes, was $3,934 in 1995.

     The amortized cost and fair value of investments in fixed maturities at Dec. 31, 1996 by contractual maturity are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                              Amortized                  Fair
     Held to maturity                             Cost                   Value

     Due in one year or less                 $    1,502               $   1,505
     Due from one to five years                  12,840                  13,101
     Due from five to ten years                   2,019                   2,094
     Due in more than ten years                   1,634                   1,562
     Mortgage-backed securities                   1,584                   1,696
                                             ----------              ----------
                                              $  19,579               $  19,958
                                              =========               =========

                                              Amortized                  Fair
     Available for sale                           Cost                   Value

     Due in one year or less               $      1,249             $     1,261
     Due from one to five years                  22,708                  23,569
     Due from five to ten years                  43,626                  44,152
     Due in more than ten years                   9,839                   9,868
     Mortgage-backed securities                  57,209                  57,241
                                           ------------             -----------
                                            $   134,631              $  136,091
                                            ===========              ==========


     During the year ended Dec. 31, 1996, fixed maturities classified as held to maturity were sold with amortized cost of $500. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' creditworthiness. There were no sales of fixed maturities classified as held to maturity in 1995.

     In addition, fixed maturities available for sale were sold during 1996 with proceeds of $1,572 and gross realized gains and losses of $36 and $71, respectively. In 1995, fixed maturities available for sale were sold with proceeds of $496 and gross realized gains and losses of $nil and $4, respectively.

     At Dec. 31, 1996, bonds carried at $1,094 were on deposit with various states as required by law.

     Net investment income for the years ended Dec. 31 is summarized as follows:

                                                1996                      1995
                                              --------                   -----
     Interest on fixed maturities            $  9,170                  $  7,561
     Interest on cash equivalents                 308                       157
     Other                                         16                        21
                                           ----------                        --
                                                9,494                     7,739
     Less investment expenses                     643                         5
                                           ----------                      ----
                                            $   8,851                  $  7,734
                                            =========                  ========

     Securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $17.1 million of securities which are rated by American Express Financial Corporation's internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on Dec. 31 is as follows:

            Rating                          1996                        1995
     ----------------------               ---------                   ------
     Aaa/AAA                              $ 60,374                    $ 42,939
     Aa/AA                                   4,648                       4,762
     Aa/A                                    1,469                       1,551
     A/A                                    26,768                      22,003
     A/BBB                                   4,988                       5,473
     Baa/BBB                                35,071                      23,747
     Baa/BB                                  6,977                       3,250
     Below investment grade                 13,915                       3,086
                                         ---------                 -----------
                                          $154,210                    $106,811
                                          ========                    ========

     At Dec. 31, 1996, approximately 87 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than 10% of stockholder's equity.

3.   Income taxes

     The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

     The income tax expense consists of the following:

                                              1996                      1995
                                            --------                   -----
     Federal income taxes:
       Current                               $ (819)                   $1,495
       Deferred                               1,457                      (640)
                                              -----                    ------
                                                638                       855

     State income taxes-current                  40                        30
                                               ----                       ---
     Income tax expense                       $ 678                    $  885
                                              =====                    ======

     Increases (decreases) to the federal income tax provision applicable to pretax income based on the statutory rate are attributable to:

                                                        1996                              1995
                                                    ------------                        --------
                                               Provision         Rate           Provision      Rate
     Federal income taxes based
       on the statutory rate                       $645         35.0%              $865        35.0%
     Increases (decreases) are attributable to :
         Other, net                                  (7)        (0.4)               (10)       (0.3)
                                                     --        -----                ---        ----
     Federal income taxes                          $638         34.6%              $855        34.7%
                                                   ====         ====               ====        ====

     Significant components of the Company's deferred tax assets and liabilities as of Dec. 31 are as follows:

     Deferred tax assets:                           1996              1995
                                                    -----            -----
     Policy reserves                               $ 738             $1,073
     Deferred policy acquisition costs                --                116
     Other                                            --                142
                                                  ------            -------
          Total deferred tax assets                  738              1,331
                                                   -----             ------

     Deferred tax liabilities:
     Deferred policy acquisition costs               802                 --
     Investments                                     478              1,187
     Other                                            50                 --
                                                  ------              -----
          Total deferred tax liabilities           1,330              1,187
                                                  ------             ------
          Net deferred tax assets (liabilities)   $ (592)            $  144
                                                  ======             ======

     The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4.   Stockholder's equity

     Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $7,220 and $7,671 as of Dec. 31, 1996 and 1995, respectively (see note 8 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory net income and surplus).

5.   Related party transactions

     Until July 1, 1995, the Company participated in the IDS Retirement Plan of American Express Financial Corporation which covered all permanent employees age 21 and over who had met certain employment requirements. Effective July 1, 1995, the IDS Retirement Plan was merged with American Express Company's American Express Retirement Plan, which simultaneously was amended to include a cash balance formula and a lump sum distribution option. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $nil in 1996 and 1995.

     The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1996 and 1995 were $19 and $13, respectively.

     The Company participates in defined benefit health care plans of American Express Financial Corporation that provide health care and life insurance benefits to retired employees. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of American Express
     Financial Corporation. American Express Financial Corporation expenses these benefits and allocates the expenses to its subsidiaries. Accordingly, costs of such benefits to the Company are included in employee compensation and benefits and cannot be identified on a separate company basis.

     Charges by IDS Life for use of joint facilities and other services aggregated $3,142 and $105 for 1996 and 1995, respectively. Certain of these costs are included in deferred policy acquisition costs.

6.   Commitments and contingencies

     At Dec. 31, 1996 and 1995, traditional life insurance in force aggregated $242,209 and $265,799, respectively, of which $241,974 and $265,564 were reinsured at the respective year ends. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $1,351 and $1,384 and reinsurance recovered from reinsurers amounted to $2,027 and $929 for the years ended Dec. 31, 1996 and 1995.

     The economy and other factors have caused an increase in the number of insurance companies that are under regulatory supervision. This circumstance has resulted in substantial assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. The Company expects additional future assessments related to past insolvencies and rehabilitations. Management has estimated the impact of future assessments on the Company's financial position and recorded a reserve for such future assessments.

     Reinsurance   contracts  do  not  relieve  the  Company  from  its  primary obligations to policyholders.

7.   Fair values of financial instruments

     The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                            1996                               1995
                                                            -------                         -------
                                                    Carrying       Fair                Carrying          Fair
     Financial Assets                                 Value        Value                  Value         Value
     ----------------                                -------       --------              -------       ------
     Investments in fixed maturities (Note 2)
       Held to maturity                            $  19,579     $  19,958            $   23,222      $   24,191
       Available for sale                            136,091       136,091                86,980          86,980
     Cash and cash equivalents (Note 1)               13,856        13,856                 2,531           2,531

     Financial Liabilities
     Future policy benefits for fixed
       annuities                                     139,352       136,332                92,704          90,975

     At Dec. 31, 1996 and 1995, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $10 and $85, respectively. The fair value of these benefits is based on the status of the annuities at Dec. 31, 1996 and 1995. The fair value of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1996 and 1995.

8.   Statutory insurance accounting practices

     Reconciliations of net income for 1996 and 1995 and stockholder's equity at Dec. 31, 1996 and 1995, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                                            1996         1995
                                                          --------     ------
     Net income, per accompanying
         financial statements                             $ 1,165      $ 1,586
     Deferred policy acquisition costs                     (3,177)         252
     Adjustments of future policy
         benefit liabilities                                  (57)        (356)
     Deferred federal income taxes                          1,457         (640)
     Provision for losses on investments                       --          (12)
     IMR gain/loss transfer and amortization                   47          (46)
     Provision for other losses                                --         (837)
     Prior period adjustment                                 (313)         328
     Other, net                                                16          (27)
                                                         --------     --------
     Net income (loss), on basis of
         statutory accounting practices                   $  (862)     $   248
                                                          =======      =======


     Stockholder's equity, per accompanying
         financial statements                             $31,074      $21,250
     Deferred policy acquisition costs                     (4,364)      (1,318)
     Adjustments of future policy benefit liabilities       3,145          474
      Adjustments of reinsurance ceded reserves            (2,728)          --
     Deferred federal income taxes                            592         (100)
     Asset valuation reserve                               (1,287)        (869)
     Net unrealized gain on investments                    (1,460)      (3,390)
     Interest maintenance reserve                             (62)        (110)
     Provision for other losses                                --         (837)
     Other, net                                               (90)         171
                                                        ---------    ---------
     Stockholder's equity on basis of statutory
         accounting practices                             $24,820      $15,271
                                                          =======      =======

Report of Independent Auditors

The Board of Directors
American Centurion Life Assurance Company


We have audited the accompanying balance sheets of American Centurion Life Assurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 1996 and 1995, and the related statements of income and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Centurion Life Assurance Company at December 31, 1996 and 1995, and the results of its operations and its cash flows for the years then ended, in conformity with generally accepted accounting principles.



Ernst & Young, LLP
February 7, 1997
Minneapolis, Minnesota

PAGE 39
PART C.

Item 24.    Financial Statements and Exhibits

(a)   Financial Statements included in Part B of this Registration
      Statement:

      American Centurion Life Insurance Company:

      Balance Sheets as of Dec. 31, 1996 and 1995.
      Statements of Income for the years ended Dec. 31, 1996 and 1995.
      Statements of Cash Flows for the years ended Dec. 31, 1996 and 1995.
      Notes to Financial Statements.
      Report of Independent Auditors dated February 7, 1997.

      Exhibits to Financial Statemenst included in Part C:

      Financial Statement Schedules I and IV as required by Regulation S-X:

      Schedule I - Consolidated Summary of Investments other than Investments in Ralated Parties

      Schedule IV - Reinsurance

(b)   Exhibits:

1. Certificate, establishing the ACL Variable Annuity Account 1 dated December 1, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-00041 is incorporated herein by reference.

2.    Not applicable.

3.   Variable  Annuity  and  Life  Insurance   Distribution  and  Administrative
     Services Agreement, dated April 10, 1997 is filed electronically herewith.

4.1 Form of Group Deferred Annuity Certificate for nonqualified contract (form 38502-NY 10/95), filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-00041 is incorporated herein by reference.

4.2 Form of Group Deferred Annuity Certificate for qualified contract (form 38503-IRA-NY 10/95), filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-00041 is incorporated by reference.

4.3  Form  of  Group  Deferred  Annuity  Contract  (form  38501  10/95),   filed
     electronically  as  Exhibit  4.3  to  Registrant's   Initial   Registration
     Statement No. 333-00041 is incorporated by reference.

5.1 Form of Group Deferred Variable Annuity Application (form 32041 10/95), filed electronically as Exhibit 5.1 to Registrant's Initial Registration Statement No. 333-00041 is incorporated by reference.

PAGE 40
5.2 Form of Variable Annuity Participant Enrollment Form (form 32027C 10/95), filed electronically as Exhibit 5.2 to Registrant's Initial Registration Statement No. 333-00041 is incorporated by reference.

6.1 Amended and Restated Articles of Incorporation of American Centurion Life, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 333-00041 is incorporated by reference.

6.2  Amended By-Laws of American Centurion Life, filed electronically as Exhibit
     6.2 to Registrant's Initial Registration Statement No. 333-00041 is incorporated by reference.

6.3  Emergency  By-Laws of American  Centurion  Life,  filed  electronically  as
     Exhibit 6.3 to Registrant's Initial Registration Statement No. 333-00041 is incorporated by reference.

7.    Not applicable.

8.1 Participation Agreement, dated Oct. 7, 1996, by and among American Centurion Life and Warburg Pincus Trust and Warburg, Pincus Counsellors, Inc. and Counsellors Securities, Inc., filed electronically herewith.

8.2 Fund Participation Agreement, dated July 31, 1996, by and among American Centurion Life, TCI Portfolios, Inc. and Investors Research Corporation, filed electronically herewith.

8.3 Fund Participation Agreement, dated Oct. 23, 1996, between Janus Aspen Series and American Centurion Life, filed electronically herewith.

8.4 Participation Agreement, dated Dec. 4, 1996, among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and American Centurion Life, filed electronically herewith.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered was filed with Registrant's 24f-2 Notice.

10.  Consent of Independent Auditors, filed electronically herewith.

11. Financial Statement Schedules and Report of Independent Auditors filed electronically herewith.

12.   Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as
      Exhibit 13 to Registrant's Initial Registration Statement No. 333-00041 is incorporated by reference.

14.1  Financial Data Schedule, filed electronically herewith.

PAGE 41
14.2 Power of Attorney to sign this Registration Statement dated March 25, 1997, filed electronically herewith.

Item 25.    Directors and Officers of the Depositor (American
            Centurion Life Assurance Company)

                                                        Positions and
Name                     Principal Business Address     Offices with Depositor

Doris A. Anfinson        IDS Tower 10                   Vice President
                         Minneapolis, MN  55440

Norma J. Arnold          IDS Tower 10                   Director
                         Minneapolis, MN  55440

Robert C. Auriema        Technical Consultants Ltd.     Director
                         Bayview Tower
                         Apt. 8G
                         80 Bay Street Landing
                         Staten Island, NY  10301

Maureen A. Buckley       IDS Tower 10                   Chief Administrative Officer
                         Minneapolis, MN  55440          and Consumer Affairs Officer

Douglas L. Forsberg      IDS Tower 10                   Director
                         Minneapolis, MN  55440

Clarence E. Galston      IDS Tower 10                   Director
                         Minneapolis, MN  55440

Morris Goodwin Jr.       IDS Tower 10                   Vice President and Treasurer
                         Minneapolis, MN  55440

Jay C. Hatlestad         IDS Tower 10                   Vice President and Controller
                         Minneapolis, MN  55440

Robert A. Hatton         IDS Tower 10                   Director
                         Minneapolis, MN  55440

William J. Heron Jr.     IDS Tower 10                   Director
                         Minneapolis, MN  55440

Richard W. Kling         IDS Tower 10                   Director
                         Minneapolis, MN  55440

David M. Kuplic          IDS Tower 10                   Vice President - Investments
                         Minneapolis, MN  55440

Ryan R. Larson           IDS Tower 10                   Director and Vice President -
                         Minneapolis, MN  55440          Product Development

Herbert W. Marache Jr.   Janney Montgomery Scott, Inc.  Director
                         26 Broadway
                         New York, NY  10004

Eric L. Marhoun          IDS Tower 10                   General Counsel and
                         Minneapolis, MN  55440           Secretary




PAGE 42
Item 25.    Directors and Officers of the Depositor (American Centurion
            Life Assurance Company (cont'd)

Sarah A. Mealey          IDS Tower 10                   Vice President - Variable
                         Minneapolis, MN  55440           Product Development

Kenneth W. Nelson        Tech Products, Inc.            Director
                         15 Beach Street
                         Suite 304
                         Staten Island, NY  10304

Doretta Rinaldi          IDS Tower 10                   Vice President - Marketing
                         Minneapolis, MN 55440

Stuart A. Sedlacek       IDS Tower 10                   Director, Chairman and
                         Minneapolis, MN 55440            President

Anne L. Segal            IDS Tower 10                   Director
                         Minneapolis, MN 55440

Daniel J. Segner         IDS Tower 10                   Vice President - Investments
                         Minneapolis, MN  55440

Guerdon D. Smith         Guerdon D. Smith & Company     Director
                         P.O. Box 91739
                         Santa Barbara, CA  93190-1739

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

            American Centurion Life Assurance Company is a wholly owned subsidiary of IDS Life Insurance Company which is a wholly owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly owned subsidiary of American Express Company (American Express).

            The following list includes the names of major subsidiaries of American Express.

                                                  Jurisdiction
Name of Subsidiary                                of Incorporation

I.   Travel Related Services

    American Express Travel Related
     Services Company, Inc.                          New York

II.  International Banking Services

    American Express Bank Ltd.                       Connecticut

III. Companies engaged in Financial Services

    Advisory Capital Strategies Group Inc.           Minnesota
    American Centurion Life Assurance Company        New York
    American Enterprise Investment Services Inc.     Minnesota
    American Enterprise Life Insurance Company       Indiana

PAGE 43
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

                                                  Jurisdiction
Name of Subsidiary                                of Incorporation
    American Express Client Services Corporation     Minnesota
    American Express Financial Advisors Inc.         Delaware
    American Express Financial Corporation           Delaware
    American Express Insurance Agency of Arizona Inc.Arizona American Express Insurance Agency of Idaho Inc. Idaho
    American Express Insurance Agency of Nevada Inc. Nevada
    American Express Minnesota Foundation            Minnesota
    American Express Property Casualty Insurance
      Agency of Kentucky Inc.                        Kentucky
    American Express Property Casualty Insurance
      Agency of Mississippi Inc.                     Mississippi
    American Express Property Casualty Insurance
      Agency of Pennsylvania Inc.                    Pennsylvania
    American Express Service Corporation             Delaware
    American Express Tax and Business Services Inc.  Minnesota
    American Express Trust Company                   Minnesota
    American Partners Life Insurance Company         Arizona
    AMEX Assurance Company                           Illinois
    IDS Advisory Group Inc.                          Minnesota
    IDS Aircraft Services Corporation                Minnesota
    IDS Cable Corporation                            Minnesota
    IDS Cable II Corporation                         Minnesota
    IDS Capital Holdings Inc.                        Minnesota
    IDS Certificate Company                          Delaware
    IDS Deposit Corp.                                Utah
    IDS Fund Management Limited                      U.K.
    IDS Futures Corporation                          Minnesota
    IDS Insurance Agency of Alabama Inc.             Alabama
    IDS Insurance Agency of Arkansas Inc.            Arkansas
    IDS Insurance Agency of Massachusetts Inc.       Massachusetts
    IDS Insurance Agency of Mississippi Ltd.         Mississippi
    IDS Insurance Agency of New Mexico Inc.          New Mexico
    IDS Insurance Agency of North Carolina Inc.      North Carolina
    IDS Insurance Agency of Ohio Inc.                Ohio
    IDS Insurance Agency of Texas Inc.               Texas
    IDS Insurance Agency of Utah Inc.                Utah
    IDS Insurance Agency of Wyoming Inc.             Wyoming
    IDS International, Inc.                          Delaware
    IDS Life Insurance Company                       Minnesota
    IDS Life Insurance Company of New York           New York
    IDS Management Corporation                       Minnesota
    IDS Partnership Services Corporation             Minnesota
    IDS Plan Services of California, Inc.            Minnesota
    IDS Property Casualty Insurance Company          Wisconsin
    IDS Real Estate Services, Inc.                   Delaware
    IDS Realty Corporation                           Minnesota
    IDS Sales Support Inc.                           Minnesota
    IDS Securities Corporation                       Delaware
    Investors Syndicate Development Corp.            Nevada

PAGE 44
Item 27.    Number of Contractowners

            As  of  January  31,  1997,   there  were  10  contract   owners  of
            non-qualified Privileged Assets Select Annuity contracts.

Item 28.    Indemnification

            The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters.

(a) American Express Service Corporation acts as principal underwriter for the following investment companies:

        Strategist Income Fund, Inc.;  Strategist Growth Fund, Inc.;  Strategist
        Growth and Income Fund, Inc.; Strategist World Fund, Inc.; Strategist Tax-Free Income Fund, Inc., APL Variable Annuity Account 1, ACL Variable Annuity Account 1 and IDS Certificate Company.

(b) As to each director, officer or partner of the principal underwriter:

                                                                 Positions and
Name and Principal                Position and Offices           Offices with
Business Address                  with Underwriter               Registrant
Norma J. Arnold                   Vice President-                None
American Express Company          FSD Marketing
American Express Tower
World Financial Center
200 Vesey Street
New York, NY  10285-0001

PAGE 45
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Service Corporation):
(cont'd)
                                                                 Positions and
Name and Principal                Position and Offices           Offices with
Business Address                  with Underwriter               Registrant

Robert E. Bruers                  Vice President and             None
IDS Tower 10                      Chief Financial
Minneapolis, MN  55440            Officer

Colleen Curran                    Vice President and             None
IDS Tower 10                      Chief Legal Counsel
Minneapolis, MN  55440

George L. Farr                    Director                       None
American Express Company
American Express Tower
World Financial Center
200 Vesey Street
New York, NY  10285-0001

William J. Heron Jr.              Director and President         Board member
American Express Company                                         and Vice
American Express Tower                                           President
World Financial Center
200 Vesey Street
New York, NY  10285-0001

Kevin P. Howe                     Vice President and             None
IDS Tower 10                      Chief Compliance
Minneapolis, MN 55440             Officer

David R. Hubers                   Executive Vice                 None
IDS Tower 10                      President
Minneapolis, MN 55440

Richard W. Kling                  Vice President                 None
IDS Tower 10
Minneapolis, MN 55440

Timothy S. Meehan                 Secretary                      None
IDS Tower 10
Minneapolis, MN 55440

James A. Mitchell                 Senior Vice President          Board member
IDS Tower 10                                                     and President
Minneapolis, MN 55440

Karen L. Stone                    Vice President                 None
American Express Company
American Express Tower
World Financial Center
200 Vesey Street
New York, NY  10285-0001

PAGE 46

(c)  Name of              Net Underwriting
     Principal            Discounts and     Compensation on  Brokerage    Other
     Underwriter          Commissions       Redemption       Commissions  Compensation

     American Express
     Service Corporation   None              None             None         None

Item 30.  Location of Accounts and Records

          American Centurion Life Assurance Company
          20 Madison Avenue Extension
          Albany, NY 12203

Item 31.  Management Services

          Not Applicable

Item 32.  Undertakings

     (a)(b)(c)    These undertakings were filed with Registrant's
                  Initial Registration Statement, File No. 333-00041.

     (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

PAGE 47
                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Centurion Life Assurance Company, on behalf of the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the 24th day of April, 1997.


                      ACL VARIABLE ANNUITY ACCOUNT 1
                               (Registrant)

                      By American Centurion Life Assurance Company
                                          (Sponsor)

                      By /s/ Stuart A. Sedlacek*
                             Stuart A. Sedlacek
                             Chairman and President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 24th day of April, 1997.

Signature                               Title

/s/ Stuart A. Sedlacek*                 Director, Chairman and
    Stuart A. Sedlacek                  President

/s/ Jay C. Hatlestad*                   Vice President and
    Jay C. Hatlestad                    Controller

/s/ Norma J. Arnold*                    Director
    Norma J. Arnold

/s/ Robert C. Auriema*                  Director
    Robert C. Auriema

/s/ Douglas L. Forsberg*                Director
    Douglas L. Forsberg

/s/ Clarence E. Galston*                Director
    Clarence E. Galston

/s/ Robert A. Hatton*                   Director
    Robert A. Hatton

/s/ William J. Heron Jr.*               Director
    William J. Heron Jr.

/s/ Richard W. Kling*                   Director
    Richard W. Kling

/s/ Ryan R. Larson*                     Director
    Ryan R. Larson

PAGE 48
Signature                               Title

/s/ Herbert W. Marache Jr.*             Director
    Herbert W. Marache Jr.

/s/ Kenneth W. Nelson*                  Director
    Kenneth W. Nelson

/s/ Anne L. Segal*                      Director
    Anne L. Segal

/s/ Guerdon D. Smith*                   Director
    Guerdon D. Smith


*Signed pursuant to Power of Attorney dated March 25, 1997 filed electronically herewith.



------------------------------
Sherilyn K. Beck

PAGE 49
CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 2

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Cross-reference sheet.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

     Financial Statements.

Part C.

     Other Information.

     The signatures.

Exhibits.